Investment in an Equity Investee (Tables)	12 Months Ended
Jun. 30, 2021
Investment In An Equity Investee [Abstract]
Schedule of investment in an equity investee
	June 30, 2021	June 30, 2020
Urban Tea Management Inc. (“Meno”)	$310,000	$210,000
Guokui Management Inc. (“Guokui”)	320,000	-
Chuangyeying Brand Management Co., Ltd. (“CYY”)	394,822	-
Store Master Food Trading Co., Ltd. (“Store Master”)	714,478	-
Less: Share of results of equity investees	(182,287)	(22,245)
	$1,557,013	$187,755